Advances Payable (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Advances Payable [Abstract]
Proceeds from advances	$ 50,000	$ 105,000
Advances payable - related party		$ 92,000	$ 82,000